Accounts receivable - Schedule of other receivables (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Accounts receivable	$ 2,300,000	$ 4,300,000
Non-trade receivables	0	3,500,000
Current receivables from taxes other than income tax	2,700,000	4,100,000
Other Current Accrued Receivables	800,000	2,400,000
Other receivables	$ 3,500,000	$ 10,000,000.0